S000006017 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	463 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	3.31%	2.23%	3.10%	[1]
Performance Inception Date				May 26, 1987
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.19%	1.78%	1.17%	2.21%	[1]
Performance Inception Date				May 26, 1987
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	1.14%	0.75%	1.65%	[1]
Performance Inception Date				May 26, 1987
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.48%	1.09%	0.72%	1.55%	[1]
Performance Inception Date				May 26, 1987

[1]	Inception date for Class I shares was May 26, 1987. Date used to calculate performance since inception for the index is the inception date of the Class I shares.